Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits measured at amortised cost	$ 26,837	$ 23,594	$ 9,703
Change in fair value of financial asset measured at FVTPL		57
Other interest income	1,419	714	1,271
Finance income	28,256	24,365	10,974
Interest expense on financial liabilities measured at amortised cost	15,240	15,966	15,067
Change in carrying value of financial liabilities measured at amortised cost		(30,578)
Change in fair value of financial liability measured at FVTPL		215	673
Change in fair value of financial asset measured at FVTPL	2		2,820
Net foreign exchange loss	13,348	7,600	25,636
Impairment loss on trade and other receivables	1,168	837	349
Interest expense on lease liabilities	1,697	1,783	1,554
Finance and other charges	736	870	633
Finance costs	32,191	(3,307)	46,732
Net finance income (costs)	$ (3,935)	$ 27,672	$ (35,758)